SHARE CAPITAL - Narrative (Details) $ in Millions									3 Months Ended	12 Months Ended
	Dec. 06, 2024 shares	Dec. 05, 2024 shares	Nov. 08, 2024 USD ($) shares	May 03, 2024 USD ($) shares	Nov. 16, 2023 shares	Oct. 11, 2023 shares	Aug. 15, 2023 USD ($) shares	Mar. 03, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Class of Stock [Line Items]
Equity issuances | $										$ 4,924	$ 3,303	$ 461
Class C Shares
Class of Stock [Line Items]
Issuances (in shares)			18,525,713	26,586,622			60,741,893			45,112,335	60,741,893	11,270,466
Equity issuances | $			$ 1,000	$ 1,100			$ 2,100
Repurchases (in shares)										0
Common stock, carrying amount | $										$ 8,526	$ 3,607
Conversions (in shares)	53,947,528							380,268		53,947,528	380,268	6,119,609
Class C Shares | Share capital
Class of Stock [Line Items]
Equity issuances | $										$ 4,919	$ 2,130	$ 450
Class A Exchangeable Shares
Class of Stock [Line Items]
Issuances (in shares)									1,165,000	50,990	1,165,000	0
Repurchases (in shares)		2,000,000								2,000,000
Conversion of stock (in shares)								309,037
Common stock, carrying amount | $								$ 10		$ 1,441	$ 615
Conversion ratio						1				1
Conversions (in shares)										2,030,341	4,551,760	(1,283,000)
Class A limited voting shares
Class of Stock [Line Items]
Shares issued (in shares)									1,165,000
Shares issued | $									$ 38
Conversion of stock (in shares)					32,934,574	40,000,000
Class A-1 Exchangeable Shares
Class of Stock [Line Items]
Issuances (in shares)										0	32,934,574	0
Repurchases (in shares)										0
Common stock, carrying amount | $										$ 0	$ 961
Conversion ratio						1
Conversions (in shares)										(2,030,341)	(4,860,797)	0
Class A Junior Preferred Shares
Class of Stock [Line Items]
Accrued dividends | $											$ 182